LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.72%
INVESTMENT COMPANIES–97.72%
Equity Funds–38.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	4,240,216	$ 179,238,159
LVIP SSGA Large Cap 100 Fund	21,840,708	338,793,052
LVIP SSGA Mid-Cap Index Fund	8,857,441	128,849,198
LVIP SSGA Nasdaq-100 Index Fund	2,332,495	25,048,666
LVIP SSGA S&P 500 Index Fund	41,169,308	1,132,032,464
LVIP SSGA Small-Cap Index Fund	6,835,597	272,528,426
LVIP T. Rowe Price Growth Stock Fund	3,644,292	255,690,786
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,122,452	146,796,402
		2,478,977,153
Fixed Income Funds–36.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	31,105,614	336,002,846
LVIP Delaware Bond Fund	52,701,129	739,344,142
LVIP JPMorgan High Yield Fund	13,925,698	156,274,177
LVIP PIMCO Low Duration Bond Fund	7,356,395	74,270,163
LVIP SSGA Bond Index Fund	24,468,502	288,630,449
LVIP SSGA Short-Term Bond Index Fund	3,634,310	37,771,389
LVIP Western Asset Core Bond Fund	70,922,890	739,725,740
		2,372,018,906
Global Equity Fund–1.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	9,287,725	92,700,781
		92,700,781
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,590,312	$ 62,667,395
		62,667,395
International Equity Funds–20.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,432,319	123,101,497
LVIP MFS International Growth Fund	12,621,669	274,470,814
LVIP Mondrian International Value Fund	9,900,791	166,115,473
LVIP SSGA Developed International 150 Fund	19,313,959	167,278,204
LVIP SSGA Emerging Markets 100 Fund	7,013,125	64,682,049
LVIP SSGA Emerging Markets Equity Index Fund	20,376,329	262,610,125
LVIP SSGA International Index Fund	20,854,749	232,572,165
		1,290,830,327
Total Affiliated Investments (Cost $4,499,155,449)		6,297,194,562

UNAFFILIATED INVESTMENT–2.16%
INVESTMENT COMPANY–2.16%
Money Market Fund–2.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	138,872,260	138,872,260
Total Unaffiliated Investment (Cost $138,872,260)		138,872,260

TOTAL INVESTMENTS–99.88% (Cost $4,638,027,709)	6,436,066,822
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	7,891,082
NET ASSETS APPLICABLE TO 410,703,775 SHARES OUTSTANDING–100.00%	$6,443,957,904

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
40	Australian Dollar	$2,893,600	$2,958,832	12/13/21	$—	$(65,232)
79	British Pound	6,653,281	6,794,063	12/13/21	—	(140,782)
110	Euro	15,950,000	16,293,838	12/13/21	—	(343,838)
74	Japanese Yen	8,307,425	8,393,509	12/13/21	—	(86,084)
5	Swedish Krona	1,142,700	1,162,854	12/13/21	—	(20,154)
					—	(656,090)
Equity Contracts:
341	E-mini MSCI Emerging Markets Index	21,237,480	22,205,930	12/17/21	—	(968,450)
133	E-mini Russell 2000 Index	14,635,320	14,934,955	12/17/21	—	(299,635)
449	E-mini S&P 500 Index	96,484,487	100,645,179	12/17/21	—	(4,160,692)
113	E-mini S&P MidCap 400 Index	29,755,160	30,573,870	12/17/21	—	(818,710)
371	Euro STOXX 50 Index	17,396,192	17,844,462	12/17/21	—	(448,270)
74	FTSE 100 Index	7,052,818	7,003,014	12/17/21	49,804	—
54	OMXS 30 Index	1,389,878	1,437,220	10/15/21	—	(47,342)
24	SPI 200 Index	3,163,484	3,208,612	12/16/21	—	(45,128)
52	TOPIX Index	9,487,039	9,580,550	12/9/21	—	(93,511)
					49,804	(6,881,738)
Total Futures Contracts					$49,804	$(7,537,828)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,297,194,562	$—	$—	$6,297,194,562
Unaffiliated Investment Company	138,872,260	—	—	138,872,260
Total Investments	$6,436,066,822	$—	$—	$6,436,066,822
Derivatives:
Assets:
Futures Contract	$49,804	$—	$—	$49,804
Liabilities:
Futures Contracts	$(7,537,828)	$—	$—	$(7,537,828)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.72%@
Equity Funds-38.47%@
✧✧LVIP Delaware Mid Cap Value Fund	$129,089,339	$36,802,066	$13,300,691	$388,926	$26,258,519	$179,238,159	4,240,216	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	331,547,278	4,033,113	61,182,788	8,709,563	55,685,886	338,793,052	21,840,708	147,030	—
✧✧LVIP SSGA Mid-Cap Index Fund	131,580,520	5,356,820	25,935,403	6,611,767	11,235,494	128,849,198	8,857,441	1,451,972	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	27,379,717	4,359,232	258,692	1,769,489	25,048,666	2,332,495	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,336,607,130	16,587,699	391,674,591	226,098,156	(55,585,930)	1,132,032,464	41,169,308	15,957,357	—
✧✧LVIP SSGA Small-Cap Index Fund	238,074,229	44,808,496	37,465,292	11,912,186	15,198,807	272,528,426	6,835,597	3,086,589	—
✧✧LVIP T. Rowe Price Growth Stock Fund	284,810,087	13,898,507	67,912,337	34,215,592	(9,321,063)	255,690,786	3,644,292	13,754,979	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	134,706,975	40,952,988	25,410,666	1,614,359	(5,067,254)	146,796,402	4,122,452	17,764,599	—
Fixed Income Funds-36.81%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	310,696,584	44,831,304	26,551,128	376,599	6,649,487	336,002,846	31,105,614	3,563,256	—
✧✧LVIP Delaware Bond Fund	721,864,673	98,166,869	61,365,572	(3,082,273)	(16,239,555)	739,344,142	52,701,129	9,076,497	—
✧✧LVIP JPMorgan High Yield Fund	152,841,603	7,691,178	12,758,134	115,335	8,384,195	156,274,177	13,925,698	411,535	—
✧✧LVIP PIMCO Low Duration Bond Fund	86,812,109	3,820,285	16,472,448	(42,194)	152,411	74,270,163	7,356,395	—	—
✧✧LVIP SSGA Bond Index Fund	327,381,593	29,309,516	60,817,549	(2,023,074)	(5,220,037)	288,630,449	24,468,502	1,113,320	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,307,271	4,708,264	3,110,454	(42,680)	(91,012)	37,771,389	3,634,310	174,814	—
✧✧LVIP Western Asset Core Bond Fund	723,458,866	101,784,988	61,365,572	(1,898,843)	(22,253,699)	739,725,740	70,922,890	13,227,184	—
Global Equity Fund-1.44%@
✧✧LVIP BlackRock Global Real Estate Fund	95,018,373	2,593,675	18,601,209	1,078,364	12,611,578	92,700,781	9,287,725	2,543,566	—
Global Fixed Income Fund-0.97%@
✧✧LVIP Global Income Fund	62,085,062	10,588,515	5,271,956	(132,897)	(4,601,329)	62,667,395	5,590,312	1,974,306	—
International Equity Funds-20.03%@
✧✧LVIP Loomis Sayles Global Growth Fund	128,934,860	7,153,931	20,182,871	2,984,087	4,211,490	123,101,497	7,432,319	536,175	—
✧✧LVIP MFS International Growth Fund	275,595,485	24,334,004	25,696,615	5,910,421	(5,672,481)	274,470,814	12,621,669	15,211,506	—
✧✧LVIP Mondrian International Value Fund	166,551,615	7,456,975	23,276,615	1,466,875	13,916,623	166,115,473	9,900,791	1,173,873	—
✧✧LVIP SSGA Developed International 150 Fund	161,813,793	9,086,456	24,680,504	1,310,999	19,747,460	167,278,204	19,313,959	404,801	—
✧✧LVIP SSGA Emerging Markets 100 Fund	67,187,612	5,918,933	14,006,241	1,059,953	4,521,792	64,682,049	7,013,125	732,445	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets Equity Index Fund	$204,028,392	$90,441,926	$20,626,364	$(1,194,216)	$(10,039,613)	$262,610,125	20,376,329	$1,746,232	$—
✧✧LVIP SSGA International Index Fund	255,669,738	3,452,022	44,855,936	11,663,732	6,642,609	232,572,165	20,854,749	417,271	—
Total	$6,362,663,187	$641,158,247	$1,066,880,168	$307,359,429	$52,893,867	$6,297,194,562		$104,469,307	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Global Moderate Allocation Managed Risk Fund–5